Financial Instruments - Summary of Maximum Exposure to Credit Risk (Detail) - USD ($) $ in Thousands	Mar. 31, 2026	Mar. 31, 2025
Disclosure Of Financial Assets [Line Items]
Maximum credit exposure	$ 954,811	$ 913,572
Trade receivables and contract assets [Member]
Disclosure Of Financial Assets [Line Items]
Maximum credit exposure	172,276	150,529
Contract assets [Member]
Disclosure Of Financial Assets [Line Items]
Maximum credit exposure	83	507
Trades and other receivables [Member]
Disclosure Of Financial Assets [Line Items]
Maximum credit exposure	172,193	150,022
Trades and other receivables [Member] | Airlines [Member]
Disclosure Of Financial Assets [Line Items]
Maximum credit exposure	31,669	35,212
Trades and other receivables [Member] | Corporate customers [Member]
Disclosure Of Financial Assets [Line Items]
Maximum credit exposure	104,244	81,818
Trades and other receivables [Member] | Retail customers [Member]
Disclosure Of Financial Assets [Line Items]
Maximum credit exposure	3,886	2,304
Trades and other receivables [Member] | Deposits With Hotels And Others [Member]
Disclosure Of Financial Assets [Line Items]
Maximum credit exposure	12,323	12,148
Trades and other receivables [Member] | Others [Member]
Disclosure Of Financial Assets [Line Items]
Maximum credit exposure	20,154	19,047
Term deposits [Member]
Disclosure Of Financial Assets [Line Items]
Maximum credit exposure	358,001	254,416
Cash and cash equivalents (except cash in hand) [Member]
Disclosure Of Financial Assets [Line Items]
Maximum credit exposure	$ 424,534	$ 508,627